Share-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended			9 Months Ended	0 Months Ended		1 Months Ended
	Dec. 28, 2012	Apr. 05, 2012 Incentive_Plan	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Jun. 25, 2014	Jun. 09, 2014	Sep. 30, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			$ 49,000,000	$ 39,000,000	$ 67,000,000
Tax benefit relating to share-based compensation expense			10,000,000	9,000,000	18,000,000
Unrecognized share-based compensation expense			110,000,000
Unrecognized share-based compensation costs weighted-average period			2 years 9 months 18 days
Shares authorizes			25,000,000
Common shares authorized period			5 years
Dividend per share paid by subsidiary's to minority share holder	$ 10
Additional compensation expense				0	0
Number of long term incentive plan		2
Conversion basis			On the Effective Date, the unvested equity awards under the former Fiat Industrial Plan became convertible for common shares of CNH Industrial N.V. on a one-for-one basis.
CNH Global N.V. [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share exchange ratio with new entity			3.828			3.828
Performance Shares, Converted to RSU			3,000,000
CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares authorized period			5 years
Fair value of stock options awarded					$ 3.60
Number of outstanding options			10,861,552	12,621,745
Expected Dividend yield					0.00%
Weighted average exercise price of outstanding options			$ 9.03	$ 8.77
CNH DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options			143,000
CNH DCP [Member] | CNH Global N.V. [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share exchange ratio with new entity			3.828
CNH DCP [Member] | Annual Retainer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee			125,000
CNH DCP [Member] | Audit Committeeship
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee			25,000
CNH DCP [Member] | Audit Committee Chair
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee			35,000
CNH DCP [Member] | Governance
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee			20,000
CNH DCP [Member] | Governance And Sustainability Committee Chair
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee			$ 25,000
CNH Industrial DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Lock in Period for sale of common shares			6 months
Stock options terminate after grant date			10 years
Stock option termination date after individual ceases to director			6 months
Common shares available for issuance			200,000
Common shares issued			31,563
Share based compensation, exercise price			$ 9.19
Share based compensation, weighted average fair value			$ 2.72
Fiat Industrial, Performance LTI [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares		1,000,000	1,000,000	1,000,000
Fiat Industrial, Retention LTI [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		3 years
Number of unvested shares		1,100,000	366,666	733,333
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted			12,000,000
Share-based award period			five-year period from January 1, 2014 to December 31, 2018
Share-based award, performance goal description			The performance goals include a performance condition as well as a market condition, with each weighted at 50% and paying out independently of the other.
Percentage of grants to be vested in February 2017			33.00%
Cumulative percentage of grants to be vested in February 2018			67.00%
Cumulative percentage of grants to be vested in February 2019			100.00%
Expected weighted average grant date			5 years
Expected Dividend yield							2.70%	2.60%
Performance Shares [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted				0	520,371
Fair value of stock awarded					$ 10.62
Performance Shares, Converted to RSU			3,103,937
Number of unvested shares				5,615,524
Performance Shares [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale			0.00%
Performance Shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale			150.00%
Performance Shares [Member] | Performance Condition [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of stock awarded			$ 9.48
Performance Shares [Member] | Market Condition [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of stock options awarded			$ 8.19
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted			1,000,000
Fair value of stock awarded			$ 9.21
Vesting period			3 years
Restricted Stock Units [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted				0	700,000
Fair value of stock awarded					$ 11.40
Vesting period					3 years
Number of installments					3
Number of unvested shares			3,191,444	930,525
Stock Option Plan [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Dividend yield					0.00%
Stock Option Plan [Member] | CNH EIP [Member] | Target Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued									2,680,000
Stock Option Plan [Member] | CNH EIP [Member] | Actual Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued					4,000,000
CNH Global Stock Options Outstanding Pre-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options					4,600,000
Weighted average exercise price of outstanding options					$ 40.45
CNH Global Stock Options Outstanding Post-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options					5,600,000
Weighted average exercise price of outstanding options					$ 33.34
Cnh Global Performance Shares Pre-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares					1,900,000
Cnh Global Performance Shares Post-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares					2,300,000
Cnh Global Restricted Shares Pre-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares					451,000
Cnh Global Restricted Shares Post-modification [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of unvested shares					548,000
Executive Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorizes			7,000,000
Board of Directors Chairman | Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted			3,000,000
Fair value of stock awarded			$ 10.41
Board of Directors Chairman | Restricted Stock Units [Member] | Share-based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested			750,000